Preferred Stock and Warrants: (Tables)	12 Months Ended
Dec. 31, 2015
Preferred Stock and Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the Company’s warrant activity for the year ending December 31, 2015 is as follows:

	Warrants Outstanding	Weighted- Average Exercise Price
Outstanding at January 1, 2015	1,611,772	$0.82
Warrants granted	133,781,529	$1.06
Warrants exercised	(565,061)	$0.01
Outstanding at December 31, 2015	134,828,240	$1.06